ANNUAL REPORT

AUGUST 31, 2002

(LOGO)

DUFF&PHELPS

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Phoenix-Duff & Phelps Core Equity Fund



(LOGO)

OAKHURST(R)

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Phoenix-Oakhurst Growth & Income Fund


(LOGO)

PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

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

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:


[GRAPHIC OMITTED]


      All of the major stock indexes recorded another poor year for the 12 months ended August 31, 2002. The S&P 500 Index lost 18.00%. The Russell 1000 Index declined 18.85%, the Russell 1000 Growth Index fell 22.17% and the Russell 1000 Value Index dropped 13.14%.

      Small-cap stocks fared no better. The Russell 2000 Index was down 15.44%, the Russell 2000 Growth Index declined 26.02% and the Russell 2000 Value Index lost 5.60%. 1 Your funds have not been immune in this environment. The Phoenix-Duff & Phelps Core Equity Fund Class A shares were down 23.90% and the Phoenix-Oakhurst Growth & Income Fund Class A shares fell 18.35% for the fiscal year.

      Many of you may be wondering when you will recover your losses. Of course, no one knows when the market will turn this time. The only sure lesson history has taught us is that the market will go up and it will go down--historically, more up than down, and that is why it is worth while to own some equities.

      How you respond in these uncertain times may be the difference between success and failure, not just in recovering your losses, but going beyond to reach your long-term financial goals. Remember, you are investing because you believe businesses will be worth more in the future, despite frightening and emotional moments along the way.

      Our task as investors is not to be reactive but to be patient. Talk with your financial advisor. Your advisor is eager to discuss the best strategies to help you reach your financial goals. Together, you should:

      o Set a goal and craft a realistic plan to meet it.

      o Diversify and invest for the long term.

      o Review your portfolio with your advisor regularly and rebalance when necessary.

      For more investing perspective, go to the Individual Investors area at PhoenixInvestments.com and click on "Investor Resources."

Sincerely,

/s/  PHILIP R. MCLOUGHLIN
Philip R. McLoughlin
President, Phoenix Funds

AUGUST 31, 2002


1 THE S&P 500 INDEX AND THE RUSSELL 1000 INDEX MEASURE LARGE-CAP STOCK
  TOTAL-RETURN PERFORMANCE. THE RUSSELL 1000 GROWTH INDEX MEASURES LARGE-CAP GROWTH-ORIENTED STOCK TOTAL-RETURN PERFORMANCE. THE RUSSELL 1000 VALUE INDEX MEASURES LARGE-CAP VALUE-ORIENTED STOCK TOTAL-RETURN PERFORMANCE. THE RUSSELL 2000 INDEX MEASURES SMALL-CAP STOCK TOTAL-RETURN PERFORMANCE. THE RUSSELL 2000 GROWTH INDEX MEASURES SMALL-CAP GROWTH-ORIENTED STOCK TOTAL-RETURN PERFORMANCE. THE RUSSELL 2000 VALUE INDEX MEASURES SMALL-CAP VALUE-ORIENTED STOCK TOTAL-RETURN PERFORMANCE. THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-DUFF & PHELPS CORE EQUITY FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The fund is designed for long-term investors seeking capital appreciation by investing in a diversified portfolio of common stocks.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED AUGUST 31, 2002?

A: For the fiscal year ended August 31, 2002, Class A shares were down 23.90% and Class B and Class C shares declined 24.50% compared with a loss of 18.00% for the S&P 500 Index 1. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results.

Q: COULD YOU BRIEFLY DESCRIBE YOUR INVESTMENT PROCESS?

A: An Investment Strategy Committee, chaired by David Chalupnik, Chief Investment Officer of Phoenix-Duff & Phelps Investment Management Co., provides a top-down, strategic overlay. The Investment Strategy Committee establishes a macro outlook for the economy and projected risk levels associated with different scenarios. The equity portfolio management team uses this framework to establish sector weightings.

      Fundamental research is the basis for stock selection. A quantitative model is an integral part of the stock selection process. The model is balanced between value, growth, and quality factors with different factors used for the different sectors. This process provides the team both buy and sell candidates for consideration. The fundamental analysts then research these ideas through. We believe this disciplined approach can help generate consistent and strong performance over the long term for our investors.

Q: WHAT MARKET FACTORS AFFECTED PERFORMANCE, IN YOUR VIEW?

A: Corporate accounting scandals, less than expected earnings growth, high valuations, and continued concerns over terrorist attacks have had a significant negative impact on the market. We believe many of these concerns are being alleviated. CEOs and CFOs have now signed off on their financial statements, hopefully reducing the number of problems going forward. Earnings growth should turn positive on a year-to-year basis in the third quarter of 2002, although earnings growth is still not expected to be robust. Valuations have become moderately attractive given the low inflation and interest rate environment.

Q: WHAT SPECIFIC STOCKS HELPED OR HURT PERFORMANCE? WHAT SECTOR WEIGHTINGS MADE A POSITIVE OR NEGATIVE IMPACT ON PERFORMANCE OVER THE LAST 12 MONTHS?

A: Some stocks that helped our performance over the past year were ITT Industries Inc., Dell Computer Corp., American Standard Cos. Inc., United Technologies Corp. and TJX Companies, Inc. Stocks that hurt our performance over the past year were Citigroup Inc., Pfizer Inc., Abbott Laboratories, and Verizon Communications Inc. Generally, in the last 12 months, we have been helped by our overweighted position in the industrial and consumer discretionary sectors.


1 THE S&P 500 INDEX MEASURES BROAD STOCK MARKET TOTAL-RETURN PERFORMANCE. THE
  INDEX IS UNMANAGED, DOES NOT REFLECT MANAGEMENT FEES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

Q: MARKET VOLATILITY SINCE 1999 HAS BEEN ABOVE
HISTORICAL AVERAGES. WHAT IS YOUR EXPECTATION FOR THE
REST OF 2002?

A: Market volatility has remained quite high due to the corporate scandals and uncertainty over additional terrorist activities and our military response. We expect volatility to remain high for the rest of 2002 and into 2003, primarily due to our war against terrorists and the potential for a war with Iraq.

Q: WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE FINANCIAL MARKETS?

A: There is still much uncertainty affecting the economy and markets. Most of this uncertainty stems from terrorist and war concerns. However, we do feel the economy will post a moderate recovery based on low inflation and low interest rates. Corporate profits have begun to improve and growth should accelerate going forward. Corporate scandals have had a significant impact on the markets but most of that news is behind us. Finally, the equity markets should benefit from attractive valuation levels.

                                                              SEPTEMBER 17, 2002

PHOENIX-DUFF & PHELPS CORE EQUITY FUND

  ANNUAL TOTAL RETURNS 1                                  PERIODS ENDING 8/31/02

                                                                       INCEPTION    INCEPTION
                                                            1 YEAR     TO 8/31/02      DATE
                                                            -------    ----------   ---------
        Class A Shares at NAV 2                             (23.90)%     (5.73)%     9/25/97
        Class A Shares at POP 3                             (28.28)      (6.86)      9/25/97

        Class B Shares at NAV 2                             (24.50)      (6.42)      9/25/97
        Class B Shares with CDSC 4                          (27.52)      (6.77)      9/25/97

        Class C Shares at NAV 2                             (24.50)      (6.42)      9/25/97
        Class C Shares with CDSC 4                          (24.50)      (6.42)      9/25/97

        S&P 500 Index 6                                     (18.00)       0.76       9/25/97

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 This chart illustrates POP returns on Class A shares and CDSC returns for Class B and Class C shares since inception.

6 The S&P 500 Index is a measure of stock market total return performance. The index's performance does not reflect sales charges.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  GROWTH OF $10,000                                          PERIODS ENDING 8/31


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  Phoenix-Duff & Phelps      Phoenix-Duff & Phelps     Phoenix-Duff & Phelp
                    Core Equity Fund           Core Equity Fund          Core Equity Fund
                        Class A 5                  Class B 5                 Class C 5            S&P 500 Index 6
     9/24/97             $ 9,425                   $10,000                   $10,000                  $10,000
     8/31/98             $ 9,337                   $ 9,839                   $ 9,848                  $10,283
     8/31/99             $11,776                   $12,314                   $12,323                  $14,384
     8/31/00             $12,801                   $13,298                   $13,296                  $16,741
     8/31/01             $ 9,255                   $ 9,544                   $ 9,543                  $12,658
     8/31/02             $ 7,043                   $ 7,075                   $ 7,205                  $10,380


SECTOR WEIGHTINGS 8/31/02

As a percentage of equity holdings

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                        22%
Industrials                       17
Consumer Discretionary            16
Health Care                       15
Information Technology            12
Consumer Staples                   6
Energy                             5
Other                              7


This Growth of $10,000 chart assumes an initial investment of $10,000 made on 9/25/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

PHOENIX-DUFF & PHELPS CORE EQUITY FUND

                 TEN LARGEST EQUITY HOLDINGS AT AUGUST 31, 2002
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1. Microsoft Corp.                                       4.2%
    DEVELOPS AND PRODUCES A RANGE OF SOFTWARE PRODUCTS
 2. Fannie Mae                                            3.5%
    PROVIDES HOUSING-RELATED FINANCING
 3. American International Group, Inc.                    3.2%
    INTERNATIONAL INSURANCE HOLDING COMPANY
 4. Pepsi Bottling Group, Inc. (The)                      3.1%
    MANUFACTURES AND DISTRIBUTES PEPSI-COLA BEVERAGES
 5. Dell Computer Corp.                                   3.1%
    DESIGNS AND MARKETS COMPUTER HARDWARE


 6. Countrywide Credit Industries, Inc.                   2.9%
    SERVICES MORTGAGE LOANS
 7. Citigroup, Inc.                                       2.8%
    WORLDWIDE FINANCIAL SERVICES PROVIDER
 8. Pfizer, Inc.                                          2.5%
    GLOBAL PHARMACEUTICAL AND CONSUMER PRODUCTS COMPANY
 9. Mattel, Inc.                                          2.5%
    DESIGNS AND MARKETS TOYS
10. Verizon Communications, Inc.                          2.4%
    WORLD PROVIDER OF HIGH GROWTH COMMUNICATION SERVICES

                         INVESTMENTS AT AUGUST 31, 2002

                                                      SHARES       VALUE
                                                      ------    -----------
COMMON STOCKS--98.5%

AEROSPACE & DEFENSE--4.5%
Boeing Co. (The) .................................     5,975    $   221,493
Honeywell International, Inc. ....................     5,995        179,550
United Technologies Corp. ........................     4,055        240,827
                                                                -----------
                                                                    641,870
                                                                -----------
APPAREL RETAIL--2.3%
TJX Cos., Inc. (The) .............................    16,610        328,546

BANKS--1.3%
Wells Fargo & Co. ................................     3,635        189,711

BIOTECHNOLOGY--1.6%
Amgen, Inc.(b) ...................................     4,955        223,124

BUILDING PRODUCTS--1.8%
American Standard Cos., Inc.(b) ..................     3,510        251,421

COMPUTER & ELECTRONICS RETAIL--2.6%
Best Buy Co., Inc.(b) ............................     4,932        104,558
CDW Computer Centers, Inc.(b) ....................     6,225        267,177
                                                                -----------
                                                                    371,735
                                                                -----------
COMPUTER HARDWARE--3.1%
Dell Computer Corp.(b) ...........................    16,660        443,489

CONSUMER FINANCE--6.3%
Capital One Financial Corp. ......................     7,245        258,429
CIT Group, Inc.(b) ...............................    10,705        232,834
Countrywide Credit Industries, Inc. ..............     7,805        409,684
                                                                -----------
                                                                    900,947
                                                                -----------
DATA PROCESSING SERVICES--2.8%
Concord EFS, Inc.(b) .............................     9,364        191,119
First Data Corp. .................................     6,085        211,454
                                                                -----------
                                                                    402,573
                                                                -----------

                                                      SHARES       VALUE
                                                      ------    -----------
DEPARTMENT STORES--2.0%
Sears, Roebuck and Co. ...........................     6,340    $   288,533

DIVERSIFIED FINANCIAL SERVICES--8.0%
Citigroup, Inc. ..................................    12,265        401,679
Fannie Mae .......................................     6,575        498,253
SLM Corp. ........................................     2,625        240,581
                                                                -----------
                                                                  1,140,513
                                                                -----------
DRUG RETAIL--1.7%
CVS Corp. ........................................     8,465        248,786

ELECTRIC UTILITIES--2.8%
Constellation Energy Group, Inc. .................     5,680        159,097
Exelon Corp. .....................................     5,270        246,741
                                                                -----------
                                                                    405,838
                                                                -----------
HEALTH CARE EQUIPMENT--3.8%
Becton, Dickinson and Co. ........................     7,215        220,274
Medtronic, Inc. ..................................     4,745        195,399
St. Jude Medical, Inc.(b) ........................     3,370        125,398
                                                                -----------
                                                                    541,071
                                                                -----------
HOME IMPROVEMENT RETAIL--1.2%
Home Depot, Inc. (The) ...........................     5,040        165,967

HOUSEWARES & SPECIALTIES--1.5%
Newell Rubbermaid, Inc. ..........................     6,110        211,406

INDUSTRIAL CONGLOMERATES--1.6%
General Electric Co. .............................     7,815        235,622

INDUSTRIAL MACHINERY--3.9%
Ingersoll-Rand Co. Class A .......................     8,330        312,792
ITT Industries, Inc. .............................     3,595        244,388
                                                                -----------
                                                                    557,180
                                                                -----------

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS CORE EQUITY FUND

                                                      SHARES       VALUE
                                                      ------    -----------
INTEGRATED OIL & GAS--2.4%
ConocoPhillips ...................................     3,052    $   160,189
Exxon Mobil Corp. ................................     5,035        178,491
                                                                -----------
                                                                    338,680
                                                                -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.5%
ALLTEL Corp. .....................................     3,720        156,463
Verizon Communications, Inc. .....................    10,895        337,745
                                                                -----------
                                                                    494,208
                                                                -----------
LEISURE PRODUCTS--2.5%
Mattel, Inc. .....................................    18,240        354,403

MANAGED HEALTH CARE--3.5%
UnitedHealth Group, Inc. .........................     3,420        302,157
WellPoint Health Networks, Inc.(b) ...............     2,675        198,940
                                                                -----------
                                                                    501,097
                                                                -----------
MOVIES & ENTERTAINMENT--1.6%
Viacom, Inc. Class B(b) ..........................     5,685        231,380

MULTI-LINE INSURANCE--3.2%
American International Group, Inc. ...............     7,225        453,730

NETWORKING EQUIPMENT--1.0%
Cisco Systems, Inc.(b) ...........................    10,440        144,281

OIL & GAS EXPLORATION & PRODUCTION--2.5%
Anadarko Petroleum Corp. .........................     3,745        167,177
Apache Corp. .....................................     3,550        195,463
                                                                -----------
                                                                    362,640
                                                                -----------
PHARMACEUTICALS--5.9%
Abbott Laboratories ..............................     7,845        314,035
Lilly (Eli) & Co. ................................     3,050        177,053
Pfizer, Inc. .....................................    10,900        360,572
                                                                -----------
                                                                    851,660
                                                                -----------
PROPERTY & CASUALTY INSURANCE--3.6%
MGIC Investment Corp. ............................     5,020        302,254
Travelers Property Casualty Corp. Class A(b) .....    12,870        202,311
Travelers Property Casualty Corp. Class B(b) .....     1,109         18,060
                                                                -----------
                                                                    522,625
                                                                -----------
RAILROADS--2.0%
Union Pacific Corp. ..............................     4,695        284,282

                                                      SHARES       VALUE
                                                      ------    -----------
RESTAURANTS--1.9%
McDonald's Corp. .................................    11,445    $   271,933

SEMICONDUCTOR EQUIPMENT--0.6%
Applied Materials, Inc.(b) .......................     6,450         86,172

SEMICONDUCTORS--1.4%
Intel Corp. ......................................    12,025        200,457

SOFT DRINKS--3.1%
Pepsi Bottling Group, Inc. (The) .................    15,280        446,176

SYSTEMS SOFTWARE--4.2%
Microsoft Corp.(b) ...............................    12,175        597,549

TOBACCO--1.2%
Philip Morris Cos., Inc. .........................     3,560        178,000

DIVERSIFIED CHEMICALS--1.6%
PPG Industries, Inc. .............................     4,200        236,334

---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $14,055,326)                                    14,103,939
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.2%

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Celestica, Inc. (Canada)(b) ......................     7,635        175,376

---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $204,090)                                          175,376
---------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST                                                $14,259,416)
---------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--1.0%

MONEY MARKET MUTUAL FUNDS--1.0%
SSgA Money Market Fund
(1.48% seven day effective yield) ................   136,393        136,393

---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $136,393)                                          136,393
---------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $14,395,809)                                    14,415,708(a)

Other assets and liabilities, net--(0.7)%                           (98,357)
                                                                -----------
NET ASSETS--100.0%                                              $14,317,351
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,261,748 and gross depreciation of $1,249,005 for federal income tax purposes. At August 31, 2002, the aggregate cost of securities for federal income tax purposes was $14,402,965.

(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS CORE EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2002

ASSETS
Investment securities at value
   (Identified cost $14,395,809)                             $14,415,708
Receivables
   Investment securities sold                                    248,277
   Dividends and interest                                         22,338
   Receivable from adviser                                         6,020
   Fund shares sold                                                1,871
                                                             -----------
     Total assets                                             14,694,214
                                                             -----------
LIABILITIES
Payables
   Investment securities purchased                               250,010
   Fund shares repurchased                                        67,360
   Professional fee                                               21,941
   Transfer agent fee                                             12,671
   Trustees' fee                                                   8,018
   Financial agent fee                                             5,685
   Distribution fee                                                5,051
Accrued expenses                                                   6,127
                                                             -----------
     Total liabilities                                           376,863
                                                             -----------
NET ASSETS                                                   $14,317,351
                                                             ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest             $21,875,662
Accumulated net realized loss                                 (7,578,210)
Net unrealized appreciation                                       19,899
                                                             -----------
NET ASSETS                                                   $14,317,351
                                                             ===========

CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $11,337,165)            1,669,186
Net asset value per share                                          $6.79
Offering price per share $6.79/(1-5.75%)                           $7.20


CLASS B
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $2,473,807)               378,273
Net asset value and offering price per share                       $6.54


CLASS C
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $506,379)                  77,414
Net asset value and offering price per share                       $6.54

                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME
Dividends                                         $   201,625
Interest                                                7,602
                                                  -----------
     Total investment income                          209,227
                                                  -----------
EXPENSES
Investment advisory fee                               131,723
Distribution fee, Class A                              33,503
Distribution fee, Class B                              33,679
Distribution fee, Class C                               7,940
Financial agent fee                                    54,406
Transfer agent                                         70,915
Trustees                                               27,063
Professional                                           26,476
Registration                                           19,058
Printing                                               11,257
Custodian                                              10,804
Miscellaneous                                           7,671
                                                  -----------
     Total expenses                                   434,495
     Less expenses borne by investment adviser       (183,742)
                                                  -----------
     Net expenses                                     250,753
                                                  -----------
NET INVESTMENT LOSS                                   (41,526)
                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss on securities                    (4,765,843)
Net change in unrealized appreciation
   (depreciation) on investments                       36,433
                                                  -----------
NET LOSS ON INVESTMENTS                            (4,729,410)
                                                  -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $(4,770,936)
                                                  ===========

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS CORE EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Year Ended          Year Ended
                                                                                   8/31/02            8/31/01
                                                                                 -----------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                  $   (41,526)       $    (91,390)
   Net realized gain (loss)                                                       (4,765,843)         (2,005,902)
   Net change in unrealized appreciation (depreciation)                               36,433          (6,557,442)
                                                                                 -----------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    (4,770,936)         (8,654,734)
                                                                                 -----------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized long-term gains, Class A                                             (27,821)         (1,246,943)
   Net realized long-term gains, Class B                                              (7,402)           (304,382)
   Net realized long-term gains, Class C                                              (1,793)            (76,905)
                                                                                 -----------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (37,016)         (1,628,230)
                                                                                 -----------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (119,476 and 298,662 shares, respectively)          978,611           3,342,767
   Net asset value of shares issued from reinvestment of distributions
     (3,247 and 114,088 shares, respectively)                                         27,309           1,223,020
   Cost of shares repurchased (133,298 and 854,218 shares, respectively)          (1,056,889)         (9,531,213)
                                                                                 -----------        ------------
Total                                                                                (50,969)         (4,965,426)
                                                                                 -----------        ------------
CLASS B
   Proceeds from sales of shares (68,886 and 32,039 shares, respectively)            548,228             339,818
   Net asset value of shares issued from reinvestment of distributions
     (844 and 26,823 shares, respectively)                                             6,876             280,562
   Cost of shares repurchased (146,206 and 79,996 shares, respectively)           (1,078,204)           (850,421)
                                                                                 -----------        ------------
Total                                                                               (523,100)           (230,041)
                                                                                 -----------        ------------
CLASS C
   Proceeds from sales of shares (6,299 and 1,596 shares, respectively)               50,059              15,679
   Net asset value of shares issued from reinvestment of distributions
      (208 and 6,714 shares, respectively)                                             1,691              70,228
   Cost of shares repurchased (46,217 and 15,302 shares, respectively)              (340,883)           (167,694)
                                                                                 -----------        ------------
Total                                                                               (289,133)            (81,787)
                                                                                 -----------        ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (863,202)         (5,277,254)
                                                                                 -----------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (5,671,154)        (15,560,218)

NET ASSETS
   Beginning of period                                                            19,988,505          35,548,723
                                                                                 -----------        ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
     INCOME OF $0 AND $0, RESPECTIVELY]                                          $14,317,351        $ 19,988,505
                                                                                 ===========        ============

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS CORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                            -------------------------------------------------------------
                                                                                                                 FROM
                                                                      YEAR ENDED AUGUST 31                     INCEPTION
                                                            --------------------------------------------       9/25/97 TO
                                                             2002       2001          2000         1999          8/31/98
Net asset value, beginning of period                        $ 8.94     $13.12        $12.37       $ 9.87         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                              --      (0.02)        (0.02)        0.01             --
   Net realized and unrealized gain (loss)                   (2.13)     (3.51)         1.08         2.57          (0.09)
                                                            ------     ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                        (2.13)     (3.53)         1.06         2.58          (0.09)
                                                            ------     ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --         --            --           --          (0.04)
   Dividends from net realized gains                         (0.02)     (0.65)        (0.31)       (0.08)         --
                                                            ------     ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     (0.02)     (0.65)        (0.31)       (0.08)         (0.04)
                                                            ------     ------        ------       ------         ------
Change in net asset value                                    (2.15)     (4.18)         0.75         2.50          (0.13)
                                                            ------     ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                              $ 6.79     $ 8.94        $13.12       $12.37         $ 9.87
                                                            ======     ======        ======       ======         ======
Total return(2)                                             (23.90)%   (27.70)%        8.70 %      26.12%         (0.93)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $11,337    $15,025       $27,840      $41,272        $22,683

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                      1.25 %     1.25 %        1.25 %       1.25%          1.25 %(6)
   Net investment income (loss)                              (0.06)%    (0.16)%       (0.19)%       0.06%          0.02 %(6)
Portfolio turnover                                             112 %      108 %          81 %         82%            83 %(5)


                                                                                     CLASS B
                                                            -------------------------------------------------------------
                                                                                                                 FROM
                                                                      YEAR ENDED AUGUST 31                     INCEPTION
                                                            --------------------------------------------       9/25/97 TO
                                                             2002       2001          2000         1999          8/31/98
Net asset value, beginning of period                        $ 8.68     $12.85        $12.20       $ 9.81         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                           (0.06)     (0.10)        (0.12)       (0.08)         (0.08)
   Net realized and unrealized gain (loss)                   (2.06)     (3.42)         1.08         2.55          (0.08)
                                                            ------     ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                        (2.12)     (3.52)         0.96         2.47          (0.16)
                                                            ------     ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --         --            --           --          (0.03)
   Dividends from net realized gains                         (0.02)     (0.65)        (0.31)       (0.08)         --
                                                            ------     ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     (0.02)     (0.65)        (0.31)       (0.08)         (0.03)
                                                            ------     ------        ------       ------         ------
Change in net asset value                                    (2.14)     (4.17)         0.65         2.39          (0.19)
                                                            ------     ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                              $ 6.54     $ 8.68        $12.85       $12.20         $ 9.81
                                                            ======     ======        ======       ======         ======
Total return(2)                                             (24.50)%   (28.23)%        7.99 %      25.16 %        (1.61)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                       $2,474     $3,947        $6,113       $9,333         $6,801

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                      2.00 %     2.00 %        2.00 %       2.00 %         2.00 %(6)
   Net investment income (loss)                              (0.81)%    (0.92)%       (0.93)%      (0.69)%        (0.73)%(6)
Portfolio turnover                                             112 %      108 %          81 %         82 %           83 %(5)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.30%, 1.91%, 1.64%, 1.43% and 2.95% for the periods ended August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.04%, 2.67%, 2.39%, 2.18% and 3.70% for the periods ended August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(5) Not annualized.
(6) Annualized.

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS CORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS C
                                                            -------------------------------------------------------------
                                                                                                                 FROM
                                                                      YEAR ENDED AUGUST 31                     INCEPTION
                                                            --------------------------------------------       9/25/97 TO
                                                             2002       2001          2000         1999          8/31/98
Net asset value, beginning of period                        $ 8.68     $12.85        $12.21       $ 9.82         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                           (0.06)     (0.10)        (0.12)       (0.08)         (0.08)
   Net realized and unrealized gain (loss)                   (2.06)     (3.42)         1.07         2.55          (0.07)
                                                            ------     ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                        (2.12)     (3.52)         0.95         2.47          (0.15)
                                                            ------     ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --         --            --           --          (0.03)
   Dividends from net realized gains                         (0.02)     (0.65)        (0.31)       (0.08)            --
                                                            ------     ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                     (0.02)     (0.65)        (0.31)       (0.08)         (0.03)
                                                            ------     ------        ------       ------         ------
Change in net asset value                                    (2.14)     (4.17)         0.64         2.39          (0.18)
                                                            ------     ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                              $ 6.54     $ 8.68        $12.85       $12.21         $ 9.82
                                                            ======     ======        ======       ======         ======
Total return(2)                                             (24.50)%   (28.23)%        7.90 %      25.13 %        (1.52)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $506     $1,017        $1,595       $2,491         $2,514

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                      2.00 %     2.00 %        2.00 %       2.00 %         2.00 %(5)
   Net investment income (loss)                              (0.81)%    (0.92)%       (0.93)%      (0.70)%        (0.73)%(5)
Portfolio turnover                                             112 %      108 %          81 %         82 %           83 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.04%, 2.67%, 2.39%, 2.18% and 3.70% for the periods ended August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM, STEVE COLTON AND DONG ZHANG

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The fund seeks dividend growth, current income and capital appreciation.

Q: HOW DID THE FUND PERFORM OVER THE LAST FISCAL YEAR?

A: For the fiscal year ended August 31, 2002, Class C shares fell 18.98%, Class B shares were down 18.92% and Class A shares returned a negative 18.35%, slightly underperforming the fund's benchmark, the S&P 500 Index 1, which declined 18.00%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results.

Q: HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT OVER THE LAST 12 MONTHS?

A: Like 2001, this has been another difficult year for the U.S. equity markets. The fund's fiscal year started off with the September 11 terrorist attacks on the World Trade Center and Pentagon. The stock market never opened on September 11 and remained closed until September 17. The S&P 500 Index hit a low of 965.80 on September 21, a drop of 11.60%. The market then rebounded as the Federal Reserve pumped money into the financial system, giving investors hope of an economic rebound and an earnings recovery.

      Subsequently, the market dropped to new lows due to a breakdown in corporate governance, bankruptcies, accounting scandals, insider trading and fear of a "double-dip" recession. Scandals at Enron, WorldCom, Global Crossing, Tyco International, Adelphia Communications, ImClone Systems and a host of other companies have raised questions about whether corporate earnings reports and corporate executives can be trusted. Major banks and brokerage firms have come under investigation for possible improprieties. The Securities and Exchange Commission has taken the step of requiring CEOs to certify the honesty of their financial reports. Even "America's hostess" Martha Stewart came under investigation for insider trading charges in ImClone stock.

      In addition to credibility issues, S&P 500 earnings declined in every quarter, except for a slight increase in the June quarter. Latin America suffered from debt issues, including major problems in Argentina and Brazil. Mutual fund investors fled equity funds, including a staggering $52 billion withdrawal during the month of July. And to top off all those issues, the U.S. talked of a war against Iraq.

      So, it's not surprising that stocks traded lower over the fiscal year. Over the 12-month period covered in this report, the S&P 500, which is the benchmark we use to evaluate our performance, lost 18.00%. The technology-dominated Nasdaq 2 dropped a staggering 26.92%.

Q: WOULD YOU PLEASE COMMENT ON FACTORS THAT AFFECTED THE FUND'S PERFORMANCE THIS YEAR?

A: The Phoenix-Oakhurst Growth & Income Fund fell 18.35% (Class A shares) during the fiscal year. The portfolio was slightly behind the negative



1 THE S&P 500 INDEX MEASURES BROAD STOCK MARKET TOTAL-RETURN PERFORMANCE. 2 THE NASDAQ MEASURES TECHNOLOGY-ORIENTED STOCK TOTAL-RETURN PERFORMANCE.
  THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

18.00% total return of the S&P 500. The slight shortfall was attributable to portfolio positions in utilities, banks and industrial companies. In the utility industry, the portfolio was hurt the most by positions in Aquila Corporation and Reliant Energy. Their share prices dropped 86.54% and 57.77%, respectively, on issues related to inflating sales figures through round-trip trades in the wholesale power market.

      Some of the major banks in the portfolio, including Fleet Boston (-31.54%), JP Morgan (-30.29%) and Citigroup (-21.97%) fell on weakness in the capital markets, Latin American debt problems and credibility issues. Finally, in the industrial sector, Tyco International declined 69.74% because of accounting concerns, a failed corporate restructuring and the resignation of CEO Dennis Koslowski.

      There was some strong performance from portfolio holdings in the medical services, defense & aerospace and specialty retail industries. Our two best performing stocks in the medical services industry were Oxford Health Plans and UnitedHealth Group. Their stock prices rose 35.26% and 29.86%, respectively. Rising premiums and better-than-expected enrollment trends contributed to strong earnings gains during the year. After September 11, defense & aerospace stocks were strong on news of a larger defense budget. Our two best stocks were L-3 Communications (up 51.68%) and Northrop Grumman (up 51.95%). Because of the strong performance, both companies became expensive relative to other investment opportunities and were sold. Michael's Stores was our best performing stock in the specialty retail industry. The arts and crafts retailer had strong earnings growth as people chose to stay home and pursue hobbies after September 11.

Q: WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?

A: The stock market continues to be highly volatile due to concerns about slowing consumer demand, earnings warnings and a possible war with Iraq. There are some signs of hope. Insider buying by company executives and directors is increasing, while insider selling has fallen to a seven-year low. A statistic produced by Vickers Insider Report is at a level that indicates a potential rally in the Dow Jones Industrial Average 3 over the next 12 months. Also, after five straight quarters of earnings declines for the S&P 500, second-quarter earnings rose 0.9%. Wall Street strategists are forecasting earnings growth of 12% in 2003 to $55. This implies a current P/E multiple of 16x, which is in line with the historical average.

      What matters in the longer term are earnings growth and confidence in our financial system. With tough new laws against corporate fraud, company leaders will hopefully produce more accurate financial reports. As the economy improves, corporations should begin hiring new workers and buying new equipment. This should result in stronger earnings and rising stock prices.

                                                               SEPTEMBER 9, 2002

3 THE DOW JONES INDUSTRIAL AVERAGE MEASURES LARGE-CAP INDUSTRIAL STOCKS'
  TOTAL-RETURN PERFORMANCE. THE INDEX IS UNMANAGED, DOES NOT REFLECT MANAGEMENT FEES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

PHOENIX-OAKHURST GROWTH & INCOME FUND

  ANNUAL TOTAL RETURNS 1                                  PERIODS ENDING 8/31/02

                                                                        INCEPTION         INCEPTION
                                                              1 YEAR    TO 8/31/02           DATE
                                                              ------    ----------        ---------
        Class A Shares at NAV 2                                (18.35)%     2.26%           9/25/97
        Class A Shares at POP 3                                (23.04)      1.04            9/25/97

        Class B Shares at NAV 2                                (18.92)      1.49            9/25/97
        Class B Shares with CDSC 4                             (22.16)      1.11            9/25/97

        Class C Shares at NAV 2                                (18.98)      1.49            9/25/97
        Class C Shares with CDSC 4                             (18.98)      1.49            9/25/97

        S&P 500 Index 6                                        (18.00)      0.76            9/25/97


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 This chart illustrates POP returns on Class A shares and CDSC returns for Class B and Class C shares since inception.

6 The S&P 500 Index is a measure of stock market total return performance. The index's performance does not reflect sales charges.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


  GROWTH OF $10,000                                          PERIODS ENDING 8/31


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    Phoenix-Oakhurst           Phoenix-Oakhurst          Phoenix-Oakhurst
                  Growth & Income Fund       Growth & Income Fund      Growth & Income Fund
                        Class A 5                  Class B 5                 Class C 5            S&P 500 Index 6
     9/24/97             $ 9,425                   $10,000                   $10,000                  $10,000
     8/31/98             $ 9,933                   $10,459                   $10,467                  $10,283
     8/31/99             $13,978                   $14,612                   $14,609                  $14,384
     8/31/00             $16,330                   $16,949                   $16,956                  $16,741
     8/31/01             $12,890                   $13,270                   $13,278                  $12,658
     8/31/02             $10,525                   $10,560                   $10,757                  $10,380

  SECTOR WEIGHTINGS                                                      8/31/02

As a percentage of equity holdings

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                        20%
Health Care                       16
Information Technology            16
Consumer Discretionary            13
Industrials                        9
Consumer Staples                   8
Energy                             6
Other                             12

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 9/25/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

PHOENIX-OAKHURST GROWTH & INCOME FUND

                 TEN LARGEST EQUITY HOLDINGS AT AUGUST 31, 2002
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1. General Electric Co.                                                    3.8%
    DIVERSIFIED INDUSTRIAL CORPORATION WHOSE PRODUCTS INCLUDE
    APPLIANCES, LIGHTING PRODUCTS, AIRCRAFT ENGINES AND PLASTICS
 2. Microsoft Corp.                                                         3.2%
    DEVELOPS AND PRODUCES A RANGE OF SOFTWARE PRODUCTS
 3. ExxonMobil Corp.                                                        2.7%
    INVOLVED IN THE EXPLORATION AND PRODUCTION OF OIL, NATURAL GAS
    AND PETROLEUM PRODUCTS
 4. Pfizer, Inc.                                                            2.5%
    GLOBAL PHARMACEUTICAL AND CONSUMER PRODUCTS COMPANY
 5. Johnson & Johnson                                                       2.4%
    MANUFACTURER OF HEALTH-CARE PRODUCTS

 6. Citigroup, Inc.                                                         2.1%
    WORLDWIDE FINANCIAL SERVICES PROVIDER
 7. Wal-Mart Stores, Inc.                                                   2.0%
    NATIONWIDE CHAIN DISCOUNT RETAILER
 8. Bank of America Corp.                                                   1.9%
    SOUTHEAST-BASED COMMERCIAL BANK
 9. American International Group, Inc.                                      1.6%
    INTERNATIONAL INSURANCE HOLDING COMPANY
10. Procter & Gamble Co. (The)                                              1.5%
    MANUFACTURES HOUSEHOLD AND PERSONAL CARE PRODUCTS

                         INVESTMENTS AT AUGUST 31, 2002

                                                       SHARES       VALUE
                                                       ------   ------------
COMMON STOCKS--98.8%

ADVERTISING--0.1%
Omnicom Group, Inc. ..............................      4,800   $    290,400

AEROSPACE & DEFENSE--2.3%
Boeing Co. (The) .................................     56,300      2,087,041
General Dynamics Corp. ...........................     12,800      1,006,592
Honeywell International, Inc. ....................     41,100      1,230,945
Lockheed Martin Corp. ............................      8,200        519,224
United Technologies Corp. ........................     36,500      2,167,735
                                                                ------------
                                                                   7,011,537
                                                                ------------
AIR FREIGHT & COURIERS--0.3%
CNF, Inc. ........................................     15,000        460,500
FedEx Corp. ......................................      9,100        430,885
                                                                ------------
                                                                     891,385
                                                                ------------
APPAREL RETAIL--0.2%
Limited Brands ...................................     34,600        529,034

APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
Jones Apparel Group, Inc.(b) .....................     35,400      1,277,586
Liz Claiborne, Inc. ..............................     32,000        903,040
Polo Ralph Lauren Corp.(b) .......................     12,400        268,584
Tommy Hilfiger Corp.(b) ..........................     65,700        788,400
V. F. Corp. ......................................     16,100        653,821
                                                                ------------
                                                                   3,891,431
                                                                ------------
APPLICATION SOFTWARE--0.9%
Fair, Isaac and Co., Inc. ........................     36,800      1,304,560
Intuit, Inc.(b) ..................................     16,500        736,395
NetIQ Corp.(b) ...................................     32,400        628,560
                                                                ------------
                                                                   2,669,515
                                                                ------------

                                                       SHARES       VALUE
                                                       ------   ------------
AUTO PARTS & EQUIPMENT--0.6%
Dana Corp. .......................................     23,400   $    396,396
Delphi Corp. .....................................     44,100        429,975
Johnson Controls, Inc. ...........................     10,300        888,787
                                                                ------------
                                                                   1,715,158
                                                                ------------
AUTOMOBILE MANUFACTURERS--0.8%
Ford Motor Co. ...................................    112,200      1,320,594
General Motors Corp. .............................     22,900      1,095,994
                                                                ------------
                                                                   2,416,588
                                                                ------------
BANKS--7.7%
Astoria Financial Corp. ..........................     42,500      1,422,900
Bank of America Corp. ............................     85,100      5,963,808
Bank of New York Co., Inc. (The) .................      8,100        284,715
Bank One Corp. ...................................     50,300      2,059,785
Comerica, Inc. ...................................     31,000      1,813,500
First Tennessee National Corp. ...................     48,600      1,861,380
FleetBoston Financial Corp. ......................     46,700      1,126,871
Hibernia Corp. Class A ...........................     41,200        861,904
KeyCorp ..........................................     43,800      1,175,154
SunTrust Banks, Inc. .............................     23,700      1,599,987
U.S. Bancorp .....................................     93,000      1,998,570
United Bankshares, Inc. ..........................     23,400        711,641
Wachovia Corp. ...................................     44,300      1,632,455
Wells Fargo & Co. ................................     26,100      1,362,159
                                                                ------------
                                                                  23,874,829
                                                                ------------
BIOTECHNOLOGY--0.7%
Affymetrix, Inc.(b) ..............................     33,200        597,932
Charles River Laboratories International, Inc.(b)      24,000        949,200
Invitrogen Corp.(b) ..............................     17,300        615,880
                                                                ------------
                                                                   2,163,012
                                                                ------------

                        See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

                                                       SHARES       VALUE
                                                       ------   ------------
BREWERS--0.2%
Coors (Adolph) Co. Class B .......................      9,700   $    582,485

BROADCASTING & CABLE TV--0.5%
Clear Channel Communications, Inc.(b) ............     42,400      1,449,232

CASINOS & GAMING--0.7%
Aztar Corp.(b) ...................................     43,200        617,760
GTECH Holdings Corp.(b) ..........................     42,500        813,875
MGM MIRAGE(b) ....................................     24,500        869,505
                                                                ------------
                                                                   2,301,140
                                                                ------------
COMMODITY CHEMICALS--0.2%
Lyondell Chemical Co. ............................     36,000        515,880

COMPUTER & ELECTRONICS RETAIL--0.2%
Circuit City Stores-Circuit City Group ...........     21,500        299,710
RadioShack Corp. .................................     17,800        387,862
                                                                ------------
                                                                     687,572
                                                                ------------
COMPUTER HARDWARE--2.9%
Dell Computer Corp.(b) ...........................     74,600      1,985,852
Hewlett-Packard Co. ..............................    188,600      2,532,898
International Business Machines Corp. ............     60,100      4,530,338
                                                                ------------
                                                                   9,049,088
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--0.2%
EMC Corp.(b) .....................................     99,600        673,296

CONSTRUCTION & ENGINEERING--0.2%
Shaw Group, Inc. (The)(b) ........................     32,500        544,375

CONSUMER FINANCE--0.6%
MBNA Corp. .......................................     96,500      1,949,300

DATA PROCESSING SERVICES--0.2%
First Data Corp. .................................     21,000        729,750

DEPARTMENT STORES--1.4%
Federated Department Stores, Inc.(b) .............     28,000      1,005,200
May Department Stores Co. (The) ..................     32,100        941,493
Penney (J.C.) Co., Inc. ..........................     57,300        994,728
Sears, Roebuck and Co. ...........................     28,100      1,278,831
                                                                ------------
                                                                   4,220,252
                                                                ------------
DIVERSIFIED CHEMICALS--1.4%
Dow Chemical Co. (The)                  30,500    921,710
Du Pont (E.I.) de Nemours & Co.         87,400  3,523,094
                                                ------------
                                                                       4,444,804
                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--0.5%
Block (H&R), Inc.                       10,000    489,000
Cendant Corp.(b)                        75,600  1,081,836
                                                ------------
                                                                       1,570,836
                                                ------------

                                                       SHARES       VALUE
                                                       ------   ------------
DIVERSIFIED FINANCIAL SERVICES--7.1%
American Express Co. .............................     46,200   $  1,665,972
Citigroup, Inc. ..................................    199,800      6,543,450
Fannie Mae .......................................     37,400      2,834,172
Freddie Mac ......................................     18,100      1,160,210
Goldman Sachs Group, Inc. (The) ..................      9,300        718,890
J.P. Morgan Chase & Co. ..........................    121,400      3,204,960
Merrill Lynch & Co., Inc. ........................     72,400      2,622,328
Morgan Stanley ...................................     77,700      3,319,344
                                                                ------------
                                                                  22,069,326
                                                                ------------
ELECTRIC UTILITIES--2.3%
DQE, Inc. ........................................     62,100        932,121
Edison International(b) ..........................     38,100        456,438
Entergy Corp. ....................................     52,300      2,206,537
PPL Corp. ........................................     33,300      1,210,455
Reliant Energy, Inc. .............................     71,600        848,460
TXU Corp. ........................................     29,400      1,421,784
                                                                ------------
                                                                   7,075,795
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Energizer Holding, Inc.(b) .......................     14,700        419,244

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Tech Data Corp.(b) ...............................     17,700        585,339

EXCHANGE TRADED FUNDS--1.2%
SPDR Trust Series I ..............................     39,200      3,597,776

FOOD DISTRIBUTORS--0.2%
SUPERVALU, Inc. ..................................     23,100        479,787

FOOD RETAIL--0.2%
Albertson's, Inc. ................................     21,300        547,836

FOREST PRODUCTS--0.1%
Louisiana-Pacific Corp.(b) .......................     53,200        412,300

GAS UTILITIES--1.0%
Nicor, Inc. ......................................     11,000        312,400
Sempra Energy ....................................    110,500      2,653,105
                                                                ------------
                                                                   2,965,505
                                                                ------------
GENERAL MERCHANDISE STORES--2.5%
Costco Wholesale Corp.(b) ........................     20,000        668,200
Target Corp. .....................................     32,100      1,097,820
Wal-Mart Stores, Inc. ............................    114,100      6,102,068
                                                                ------------
                                                                   7,868,088
                                                                ------------
HEALTH CARE DISTRIBUTORS & SERVICES--0.4%
Cardinal Health, Inc. ............................      8,700        564,108
McKesson Corp. ...................................     21,000        704,340
                                                                ------------
                                                                   1,268,448
                                                                ------------

                        See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

                                                       SHARES       VALUE
                                                       ------   ------------
HEALTH CARE EQUIPMENT--1.2%
Bard (C.R.), Inc. ................................     12,900   $    706,146
Bio-Rad Laboratories, Inc. Class A(b) ............     35,500      1,489,225
St. Jude Medical, Inc.(b) ........................     39,000      1,451,190
                                                                ------------
                                                                   3,646,561
                                                                ------------
HOME IMPROVEMENT RETAIL--1.0%
Home Depot, Inc. (The) ...........................     65,500      2,156,915
Lowes's Cos., Inc. ...............................     24,600      1,017,948
                                                                ------------
                                                                   3,174,863
                                                                ------------
HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The) ..............................     19,100        666,208

HOUSEHOLD PRODUCTS--2.4%
Clorox Co. (The) .................................     26,800      1,154,008
Dial Corp. (The) .................................     33,800        683,098
Kimberly-Clark Corp. .............................     16,300        975,392
Procter & Gamble Co. (The) .......................     53,300      4,725,045
                                                                ------------
                                                                   7,537,543
                                                                ------------
HOUSEWARES & SPECIALTIES--0.4%
Fortune Brands, Inc. .............................     23,300      1,222,551

INDUSTRIAL CONGLOMERATES--4.8%
3M Co. ...........................................     13,700      1,711,815
General Electric Co. .............................    394,200     11,885,130
Tyco International Ltd. ..........................     72,400      1,135,956
                                                                ------------
                                                                  14,732,901
                                                                ------------
INDUSTRIAL MACHINERY--0.3%
ITT Industries, Inc. .............................     13,000        883,740

INSURANCE BROKERS--0.3%
Gallagher (Arthur J.) & Co. ......................     27,000        781,920

INTEGRATED OIL & GAS--5.1%
ChevronTexaco Corp. ..............................     42,400      3,249,112
Exxon Mobil Corp. ................................    238,000      8,437,100
Occidental Petroleum Corp. .......................    132,200      3,926,340
                                                                ------------
                                                                  15,612,552
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--4.4%
ALLTEL Corp. .....................................     39,800      1,673,988
AT&T Corp. .......................................    178,800      2,184,936
BellSouth Corp. ..................................    109,400      2,551,208
Commonwealth Telephone Enterprises, Inc.(b) ......     12,800        489,600
SBC Communications, Inc. .........................     99,100      2,451,734
Sprint Corp. (FON Group) .........................    109,300      1,267,880
Verizon Communications, Inc. .....................     92,200      2,858,200
                                                                ------------
                                                                  13,477,546
                                                                ------------

                                                       SHARES       VALUE
                                                       ------   ------------
IT CONSULTING & SERVICES--1.0%
Computer Sciences Corp.(b) .......................     49,300   $  1,815,719
Electronic Data Systems Corp. ....................     34,600      1,392,996
                                                                ------------
                                                                   3,208,715
                                                                ------------
LIFE & HEALTH INSURANCE--0.9%
MetLife, Inc. ....................................     99,100      2,667,772

MANAGED HEALTH CARE--2.9%
CIGNA Corp. ......................................     17,800      1,515,136
Oxford Health Plans, Inc.(b) .....................     46,000      1,865,300
UnitedHealth Group, Inc. .........................     34,900      3,083,415
WellPoint Health Networks, Inc.(b) ...............     34,500      2,565,765
                                                                ------------
                                                                   9,029,616
                                                                ------------
MOVIES & ENTERTAINMENT--1.8%
AOL Time Warner, Inc.(b) .........................    186,100      2,354,165
Viacom, Inc. Class B(b) ..........................     66,600      2,710,620
Walt Disney Co. (The) ............................     33,400        523,712
                                                                ------------
                                                                   5,588,497
                                                                ------------
MULTI-LINE INSURANCE--1.6%
American International Group, Inc. ...............     77,100      4,841,880

MULTI-UTILITIES & UNREGULATED POWER--0.3%
Energy East Corp. ................................     49,100      1,027,172

NETWORKING EQUIPMENT--1.7%
Cisco Systems, Inc.(b) ...........................    337,000      4,657,340
Emulex Corp.(b) ..................................     35,900        605,992
                                                                ------------
                                                                   5,263,332
                                                                ------------
OIL & GAS DRILLING--0.2%
Transocean, Inc.(b) ..............................     28,500        698,250

OIL & GAS EQUIPMENT & SERVICES--0.1%
Schlumberger Ltd. ................................      6,500        280,865

OIL & GAS EXPLORATION & PRODUCTION--1.1%
Apache Corp. .....................................     17,600        969,056
Equitable Resources, Inc. ........................     30,000      1,054,800
Unocal Corp. .....................................     38,000      1,256,660
                                                                ------------
                                                                   3,280,516
                                                                ------------
PACKAGED FOODS & MEATS--1.5%
ConAgra Foods, Inc. ..............................     73,300      1,927,057
Dole Food Co., Inc. ..............................     22,200        603,840
Kellogg Co. ......................................     22,700        730,032
McCormick & Co., Inc. ............................     62,100      1,437,615
                                                                ------------
                                                                   4,698,544
                                                                ------------
PAPER PRODUCTS--0.4%
Georgia-Pacific Corp. ............................     23,200        488,360
International Paper Co. ..........................     21,900        824,535
                                                                ------------
                                                                   1,312,895
                                                                ------------

                       See Notes to Financial Statements
16

PHOENIX-OAKHURST GROWTH & INCOME FUND

                                                       SHARES       VALUE
                                                       ------   ------------
PERSONAL PRODUCTS--0.4%
Gillette Co. (The) ...............................     44,100   $  1,390,473

PHARMACEUTICALS--10.5%
Abbott Laboratories ..............................     53,600      2,145,608
Bristol-Myers Squibb Co. .........................     42,100      1,050,395
Forest Laboratories, Inc.(b) .....................     17,400      1,270,200
Johnson & Johnson ................................    138,000      7,494,780
Medicis Pharmaceutical Corp. Class A(b) ..........     19,700        875,665
Merck & Co., Inc. ................................     81,200      4,102,224
Mylan Laboratories, Inc. .........................     61,700      2,014,505
Pfizer, Inc. .....................................    236,800      7,833,344
Pharmacia Corp. ..................................     46,300      2,023,310
Schering-Plough Corp. ............................     68,000      1,569,440
Wyeth ............................................     47,000      2,011,600
                                                                ------------
                                                                  32,391,071
                                                                ------------
PROPERTY & CASUALTY INSURANCE--1.4%
Ambac Financial Group, Inc. ......................     24,900      1,431,999
MGIC Investment Corp. ............................     10,500        632,205
Old Republic International Corp. .................     25,500        818,550
PMI Group, Inc. (The) ............................     21,500        728,850
Radian Group, Inc. ...............................     13,600        591,056
                                                                ------------
                                                                   4,202,660
                                                                ------------
RAILROADS--0.5%
Union Pacific Corp. ..............................     27,500      1,665,125

RESTAURANTS--0.4%
McDonald's Corp. .................................     52,900      1,256,904

SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.(b) .......................     72,900        973,944
KLA-Tencor Corp.(b) ..............................     12,900        424,023
                                                                ------------
                                                                   1,397,967
                                                                ------------
SEMICONDUCTORS--2.5%
Analog Devices, Inc.(b) ..........................     16,700        402,470
Broadcom Corp. Class A(b) ........................     26,100        430,389
ESS Technology, Inc.(b) ..........................     37,500        448,125
Intel Corp. ......................................    234,400      3,907,448
Micron Technology, Inc.(b) .......................     19,900        343,275
QLogic Corp.(b) ..................................     17,300        580,415
Texas Instruments, Inc. ..........................     60,300      1,187,910
Xilinx, Inc.(b) ..................................     30,000        579,600
                                                                ------------
                                                                   7,879,632
                                                                ------------
SOFT DRINKS--1.6%
Coca-Cola Co. (The) ..............................     34,100      1,739,100
Pepsi Bottling Group, Inc. (The) .................     22,000        642,400
PepsiCo, Inc. ....................................     64,400      2,547,020
                                                                ------------
                                                                   4,928,520

                                                       SHARES       VALUE
                                                       ------   ------------
SPECIALTY CHEMICALS--0.5%
Lubrizol Corp. (The) .............................     26,600   $    829,920
RPM, Inc. ........................................     49,200        751,776
                                                                ------------
                                                                   1,581,696
                                                                ------------
SPECIALTY STORES--0.4%
Office Depot, Inc.(b) ............................     43,500        562,020
Pier 1 Imports, Inc. .............................     26,300        470,770
Zale Corp.(b) ....................................      9,300        282,255
                                                                ------------
                                                                   1,315,045
                                                                ------------
SYSTEMS SOFTWARE--4.1%
Computer Associates International, Inc. ..........     53,900        603,680
Microsoft Corp.(b) ...............................    199,300      9,781,644
Oracle Corp.(b) ..................................    180,000      1,726,200
VERITAS Software Corp.(b) ........................     41,000        663,790
                                                                ------------
                                                                  12,775,314
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT--1.5%
Harris Corp. .....................................     45,600      1,456,920
Motorola, Inc. ...................................    198,300      2,379,600
QUALCOMM, Inc.(b) ................................     23,900        662,269
                                                                ------------
                                                                   4,498,789
                                                                ------------
TOBACCO--1.2%
Philip Morris Cos., Inc. .........................     73,000      3,650,000

AGRICULTURAL PRODUCTS--0.4%
Fresh Del Monte Produce, Inc. ....................     44,000      1,194,600

----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $326,150,665)                                   305,222,578
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.6%

AUTO PARTS & EQUIPMENT--0.3%
Magna International, Inc. Class A (Canada) .......     14,300        901,329

SEMICONDUCTORS--0.2%
Marvell Technology Group Ltd. (Bermuda)(b) .......     25,000        476,500

CONSUMER ELECTRONICS--0.1%
Garmin Ltd. (Cayman Islands)(b) ..................     17,800        359,204

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,624,385)                                       1,737,033
----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $327,775,050)                                   306,959,611
----------------------------------------------------------------------------

                       See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

                                            STANDARD
                                            & POOR'S    PAR
                                             RATING    VALUE
                                           (Unaudited) (000)       VALUE
                                           ----------- -----    ------------
SHORT-TERM OBLIGATIONS--0.6%

COMMERCIAL PAPER--0.6%
Govco, Inc. 1.88%, 9/3/02 ..................    A-1+   $1,895   $  1,894,703

----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,894,802)                                       1,894,703
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $329,669,852)                                   308,854,314(a)

Other assets and liabilities, net--0.0%                              111,709
                                                                ------------
NET ASSETS--100.0%                                              $308,966,023
                                                                ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $35,768,500 and gross depreciation of $59,584,328 for federal income tax purposes. At August 31, 2002, the aggregate cost of securities for federal income tax purposes was $332,670,142.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2002

ASSETS
Investment securities at value
   (Identified cost $329,669,852)                          $308,854,314
Cash                                                              1,479
Receivables
   Investment securities sold                                   493,574
   Dividends and interest                                       467,957
   Fund shares sold                                              78,674
   Receivable from adviser                                        4,121
                                                           ------------
     Total assets                                           309,900,119
                                                           ------------
LIABILITIES
Payables
   Fund shares repurchased                                      370,761
   Distribution fee                                             156,546
   Investment advisory fee                                      153,000
   Transfer agent fee                                           152,414
   Professional fee                                              32,922
   Financial agent fee                                           23,508
   Trustees' fee                                                  8,018
Accrued expenses                                                 36,927
                                                           ------------
     Total liabilities                                          934,096
                                                           ------------
NET ASSETS                                                 $308,966,023
                                                           ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest           $392,262,163
Accumulated net realized loss                               (62,480,602)
Net unrealized depreciation                                 (20,815,538)
                                                           ------------
NET ASSETS                                                 $308,966,023
                                                           ============
CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $166,772,460)         15,363,244
Net asset value per share                                        $10.86
Offering price per share $10.86/(1-5.75%)                        $11.52

CLASS B
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $81,000,142)           7,717,705
Net asset value and offering price per share                     $10.50

CLASS C
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $61,193,421)           5,828,442
Net asset value and offering price per share                     $10.50

                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2002


INVESTMENT INCOME
Dividends                                                    $  6,295,590
Interest                                                           33,843
Foreign taxes withheld                                            (22,088)
                                                             ------------
     Total investment income                                    6,307,345
                                                             ------------
EXPENSES
Investment advisory fee                                         2,996,828
Distribution fee, Class A                                         538,583
Distribution fee, Class B                                       1,049,531
Distribution fee, Class C                                         791,906
Financial agent fee                                               296,060
Transfer agent                                                    838,437
Printing                                                           79,466
Registration                                                       56,318
Custodian                                                          42,130
Professional                                                       37,344
Trustees                                                           27,063
Miscellaneous                                                      21,951
                                                             ------------
     Total expenses                                             6,775,617
     Less expenses borne by investment adviser                   (399,629)
     Custodian fees paid indirectly                                  (192)
                                                             ------------
     Net expenses                                               6,375,796
                                                             ------------
NET INVESTMENT LOSS                                               (68,451)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss on securities                               (42,980,036)
Net change in unrealized appreciation
  (depreciation) on investments                               (33,890,868)
                                                             ------------
NET LOSS ON INVESTMENTS                                       (76,870,904)
                                                             ------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                            $(76,939,355)
                                                             ============

                        See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Year Ended             Year Ended
                                                                                        8/31/02                8/31/01
                                                                                     ------------           -------------
FROM OPERATIONS
   Net investment income (loss)                                                      $    (68,451)          $    (926,724)
   Net realized gain (loss)                                                           (42,980,036)            (16,522,496)
   Net change in unrealized appreciation (depreciation)                               (33,890,868)           (102,398,449)
                                                                                     ------------           -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        (76,939,355)           (119,847,669)
                                                                                     ------------           -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (3,972,380 and 6,629,348 shares, respectively)        50,675,581              96,799,981
   Cost of shares repurchased (7,068,304 and 5,638,126 shares, respectively)          (89,372,954)            (81,913,656)
                                                                                     ------------           -------------
Total                                                                                 (38,697,373)             14,886,325
                                                                                     ------------           -------------
CLASS B
   Proceeds from sales of shares (875,069 and 1,462,516 shares, respectively)          10,943,135              21,088,167
   Cost of shares repurchased (2,154,339 and 1,404,048 shares, respectively)          (25,495,780)            (19,932,635)
                                                                                     ------------           -------------
Total                                                                                 (14,552,645)              1,155,532
                                                                                     ------------           -------------
CLASS C
   Proceeds from sales of shares (1,062,175 and 1,598,135 shares, respectively)        13,237,101              23,201,601
   Cost of shares repurchased (1,877,177 and 1,377,912 shares, respectively)          (22,170,494)            (19,841,460)
                                                                                     ------------           -------------
Total                                                                                  (8,933,393)              3,360,141
                                                                                     ------------           -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (62,183,411)             19,401,998
                                                                                     ------------           -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                             (139,122,766)           (100,445,671)

NET ASSETS
   Beginning of period                                                                448,088,789             548,534,460
                                                                                     ------------           -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $0 AND $0, RESPECTIVELY]                                                     $308,966,023           $ 448,088,789
                                                                                     ============           =============

                        See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                           --------------------------------------------------------------
                                                                                                                  FROM
                                                                            YEAR ENDED AUGUST 31                INCEPTION
                                                           ---------------------------------------------        9/25/97 TO
                                                             2002       2001          2000         1999          8/31/98
Net asset value, beginning of period                        $13.30     $16.85        $14.61       $10.47         $10.00
                                                            ------     ------        ------       ------         ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                            0.04       0.02          0.02         0.06           0.06
   Net realized and unrealized gain (loss)                   (2.48)     (3.57)         2.42         4.19           0.48
                                                            ------     ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                        (2.44)     (3.55)         2.44         4.25           0.54
                                                            ------     ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --         --         (0.02)       (0.02)         (0.04)
   Dividends from net realized gains                            --         --         (0.18)       (0.09)         (0.03)
                                                            ------     ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                        --         --         (0.20)       (0.11)         (0.07)
                                                            ------     ------        ------       ------         ------
Change in net asset value                                    (2.44)     (3.55)         2.24         4.14           0.47
                                                            ------     ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                              $10.86     $13.30        $16.85       $14.61         $10.47
                                                            ======     ======        ======       ======         ======
Total return(2)                                             (18.35)%   (21.07)%       16.83%       40.72%          5.39%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $166,772   $245,471      $294,416     $209,210        $76,399

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                      1.25 %(7)  1.25 %        1.25%        1.22%(7)       1.25%(6)
   Net investment income (loss)                               0.33 %     0.16 %        0.13%        0.43%          0.57%(6)
Portfolio turnover                                              40 %       34 %          55%          71%           106%(5)

                                                                                     CLASS B
                                                           --------------------------------------------------------------
                                                                                                                  FROM
                                                                            YEAR ENDED AUGUST 31                INCEPTION
                                                           ---------------------------------------------        9/25/97 TO
                                                             2002       2001          2000         1999          8/31/98
Net asset value, beginning of period                        $12.95     $16.54        $14.43       $10.40         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                           (0.05)     (0.09)        (0.10)       (0.04)         (0.02)
   Net realized and unrealized gain (loss)                   (2.40)     (3.50)         2.39         4.16           0.48
                                                            ------     ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                        (2.45)     (3.59)         2.29         4.12           0.46
                                                            ------     ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --         --            --           --          (0.03)
   Dividends from net realized gains                            --         --         (0.18)       (0.09)         (0.03)
                                                            ------     ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                        --         --         (0.18)       (0.09)         (0.06)
                                                            ------     ------        ------       ------         ------
Change in net asset value                                    (2.45)     (3.59)         2.11         4.03           0.40
                                                            ------     ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                              $10.50     $12.95        $16.54       $14.43         $10.40
                                                            ======     ======        ======       ======         ======
Total return(2)                                             (18.92)%   (21.70)%       15.99 %      39.72 %         4.59 %(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $81,000   $116,539      $147,846     $109,461        $31,902

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                      2.00 %(7)  2.00 %        2.00 %       1.96 %(7)      2.00 %(6)
   Net investment income (loss)                              (0.42)%    (0.60)%       (0.62)%      (0.32)%        (0.19)%(6)
Portfolio turnover                                              40 %       34 %          55 %         71 %          106 %(5)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.35%, 1.32%, 1.30%, 1.33% and 1.88% for the periods ended August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.10%, 2.06%, 2.05%, 2.08% and 2.63% for the periods ended August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(5) Not annualized.
(6) Annualized.

(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS C
                                                           --------------------------------------------------------------
                                                                                                                  FROM
                                                                            YEAR ENDED AUGUST 31                INCEPTION
                                                           ---------------------------------------------        9/25/97 TO
                                                             2002       2001          2000         1999          8/31/98
Net asset value, beginning of period                        $12.96     $16.55        $14.43       $10.41         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                           (0.05)     (0.09)        (0.10)       (0.04)         (0.02)
   Net realized and unrealized gain (loss)                   (2.41)     (3.50)         2.40         4.15           0.49
                                                            ------     ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                        (2.46)     (3.59)         2.30         4.11           0.47
                                                            ------     ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --         --            --           --          (0.03)
   Dividends from net realized gains                            --         --         (0.18)       (0.09)         (0.03)
                                                            ------     ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                                        --         --         (0.18)       (0.09)         (0.06)
                                                            ------     ------        ------       ------         ------
Change in net asset value                                    (2.46)     (3.59)         2.12         4.02           0.41
                                                            ------     ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                              $10.50     $12.96        $16.55       $14.43         $10.41
                                                            ======     ======        ======       ======         ======
Total return(2)                                             (18.98)%   (21.69)%       16.06 %      39.58 %         4.67 %(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                   $61,193    $86,080      $106,272      $59,224        $11,108

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                      2.00 %(6)  2.00 %        2.00 %       1.96 %(6)      2.00 %(5)
   Net investment income (loss)                              (0.42)%    (0.60)%       (0.62)%      (0.33)%        (0.18)%(5)
Portfolio turnover                                              40 %       34 %          55 %         71 %          106 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.10%, 2.06%, 2.05%, 2.08% and 2.63% for the periods ended August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(4) Not annualized.
(5) Annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Equity Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate series, each a "Fund." Each Fund has distinct investment objectives.

   Phoenix-Duff & Phelps Core Equity Fund seeks long-term capital appreciation. Phoenix-Oakhurst Growth & Income Fund seeks dividend growth, current income and capital appreciation.

   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations of valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of nontaxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchanges rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (CONTINUED)


marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At August 31, 2002, the Trust had no forward currency contracts.

G. OPTIONS:

   Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the options transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Each Fund may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At August 31, 2002, the Trust had no options.

H. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At August 31, 2002, the Trust had no repurchase agreements.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   The advisers to the Trust are Duff & Phelps Investment Management Co. ("DPIM") and Phoenix Investment Counsel, Inc. ("PIC"). DPIM is a subsidiary of Phoenix Investment Partners Ltd. ("PXP"), which is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). PIC is an indirect, wholly-owned subsidiary of PXP. As compensation for their services to the Trust, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                           1st $1     $1-2         $2+
Fund                         Adviser     Billion     Billion     Billion
----                         -------     -------     -------     -------
Core Equity Fund .........    DPIM        0.75%        0.70%       0.65%
Growth & Income Fund .....     PIC        0.75%        0.70%       0.65%

   The Advisers have voluntarily agreed to assume total fund operating expenses of each respective Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 2002, to the extent that such expenses exceed the following percentages of the average annual net assets:

               Class A     Class B    Class C
               -------     -------    -------
                1.25%       2.00%      2.00%

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net selling commissions of $32,151 for Class A shares, and deferred sales charges of $326,803 for Class B shares and $20,487 for Class C shares for the year ended August 31, 2002. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the year ended August 31, 2002, $1,049,601 was retained by the Distributor, $1,333,138 was paid to unaffiliated participants, and $72,403 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the year ended August 31, 2002, financial agent fees were $350,466 of which PEPCO received $76,780 The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street
Bank and Trust Company as sub-transfer agent. For the year ended August 31, 2002, transfer agent fees were $909,352 of which PEPCO retained $318,012 which is net of the fees paid to State Street.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (CONTINUED)

   For the year ended August 31, 2002, the Trust paid PXP Securities Corp., an indirect wholly-owned subsidiary of PNX, brokerage commissions of $20,892 in connection with portfolio transactions effected by it.

   At August 31, 2002, PNX and its affiliates held shares which aggregated the following:

                                                   Aggregate
                                                   Net Asset
                                       Shares        Value
                                       ------      ---------
Core Equity Fund--Class A ........    1,257,472    $8,538,235

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the year ended August 31, 2002 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                   Purchases         Sales
                                   ---------         -----
Core Equity Fund .............   $ 19,242,636    $ 20,223,972
Growth &Income Fund ..........    156,934,901     219,891,293

   There were no purchases or sales of long-term U.S. Government and agency securities during the year ended August 31, 2002.

4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Each Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

5. FEDERAL INCOME TAX INFORMATION

   The funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                         Expiration Year
                             ----------------------------------------
                                2008           2009           2010
                             ----------     --------      -----------
Core Equity Fund .........   $       --     $     --      $ 4,740,862
Growth & Income Fund .....    1,107,211      757,576       17,470,948

   Under the current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2002, the funds deferred current year and recognized prior year post-October losses as follows:

                                   Deferred      Recognized
                                -----------     -----------
Core Equity Fund ............   $ 2,830,192     $ 2,625,286
Growth &Income Fund .........    40,143,628      16,646,088

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedule of Investments) consist of undistributed ordinary income of $0 and undistributed long-term capital gains of $0 for both funds.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

6. RECLASSICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended August 31, 2002, the Funds recorded the following permanent reclassifications which arose primarily from nondeductible current net operating losses and differing treatment of certain income and gain transactions. The reclassifications have no impact on the net assets or net asset value of the Trust. The following funds recorded reclassifications to increase (decrease) the accounts listed below:


                                 Capital paid in   Undistributed     Accumulated
                                   on shares of    net investment   net realized
                               beneficial interest  income (loss)    gain (loss)
                               ------------------- --------------   ------------
Core Equity Fund ..........        $(43,411)          $41,526         $1,885
Growth & Income Fund ......         (68,451)           68,451             --

   This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[GRAPHICS OMITTED]

PRICEWATERHOUSECOOPERS

To the Board of Trustees and Shareholders of Phoenix Equity Series Fund:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Duff & Phelps Core Equity Fund and Phoenix-Oakhurst Growth & Income Fund (constituting the Phoenix Equity Series Fund, hereafter referred to as the "Trust") at August 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


[GRAPHICS OMITTED]

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
October 11, 2002

FUND MANAGEMENT

     Information pertaining to the Trustees and officers1 of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                       INDEPENDENT TRUSTEES

                                                   NUMBER OF
                                                PORTFOLIOS IN
                             TERM OF OFFICE       FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
       NAME, (AGE) AND        AND LENGTH OF       OVERSEEN BY                            DURING PAST 5 YEARS AND
           ADDRESS             TIME SERVED         TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (67)         Served since             31          Currently retired.
                             1997.
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (72)      Served since 1997.       33          Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
  Rittenhouse Advisors, LLC                                       Trustee/ Director, Realty Foundation of New York (1972-present),
  101 Park Avenue                                                 Pace University (1978-present), New York Housing Partnership
  New York, NY 10178                                              Development Corp. (Chairman) (1981-present), Greater New York
                                                                  Councils, Boy Scouts of America (1985- present), Academy of
                                                                  Political Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                                  Property Corp. (1989-present), The Harlem Youth Development
                                                                  Foundation (1998-present). Chairman, Metropolitan Transportation
                                                                  Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                  Consolidated Edison Company of New York, Inc. (1970-2002),
                                                                  Atlantic Mutual Insurance Company (1974-2002), Josiah Macy, Jr.,
                                                                  Foundation (1975-2002), Union Pacific Corp. (1978-2002),
                                                                  BlackRock Freddie Mac Mortgage Securities Fund (Advisory
                                                                  Director) (1990-2002), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (72)   Served since             33          Currently retired.
  The Flat, Elmore Court     1997.
  Elmore, GL05, GL2 3NT
  U.K.
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (71)   Served since             34          Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902   1997.                                Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
  Naples, FL 34108                                                Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (62)      Served since             31          Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.  1997.                                2001. Chairman (1995 to 2000) and Chief Executive Officer
  736 Market Street,                                              (1995-1998), Carson Products Company (cosmetics).
  Ste. 1430                                                       Director/Trustee, Evergreen Funds (6 portfolios).
  Chattanooga, TN 37402
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (50) Served since             31          Managing Director, U.S. Trust Company of New York (private bank)
  United States              2001.                                (1982-present).
  Trust Company of NY
  114 West 47th
  Street New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (73)     Served since             33          Vice President, W.H. Reaves and Company (investment management)
  W.H. Reaves and Company    1997.                                (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------

                                                               27

FUND MANAGEMENT (CONTINUED)

                                                  NUMBER OF
                                                PORTFOLIOS IN
                             TERM OF OFFICE       FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
       NAME, (AGE) AND        AND LENGTH OF       OVERSEEN BY                            DURING PAST 5 YEARS AND
           ADDRESS             TIME SERVED         TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Herbert Roth, Jr. (73)      Served since            31          Currently retired. Member, Directors Advisory Council, Phoenix
  134 Lake Street             1997.                               Life Insurance Company (1998-present). Director, Boston Edison
  Sherbom, MA 01770                                               Company (1978-present), Landauer, Inc. (medical services)
                                                                  (1970-present), Tech Ops./Sevcon, Inc. (electronic controllers)
                                                                  (1987-present), and Mark IV Industries (diversified manufacturer)
                                                                  (1985-present). Director, Phoenix Home Life Mutual Insurance
                                                                  Company (1972-1998).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (55)    Served since            31          Managing Director, Northway Management (1998-present). Managing
  Northway Management         1997.                               Director, Mullin Associates (1993-1998).
  Company
  164 Mason Street
  Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (70) Served since            31          Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street                                                 Compuware (1996-present) and WWF, Inc. (2000-present). President,
  Alexandria, VA 22314                                            The Trust for America's Health (non-profit) (2001-present).
                                                                  Director, Duty Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                       INTERESTED TRUSTEES

     The individuals listed below are "interested persons" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                  NUMBER OF
                                                PORTFOLIOS IN
                             TERM OF OFFICE       FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
       NAME, (AGE) AND        AND LENGTH OF       OVERSEEN BY                            DURING PAST 5 YEARS AND
           ADDRESS             TIME SERVED         TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Philip R. McLoughlin (55)  Served since            44          Director, PXRE Corporation (Delaware) (1985-present), World Trust
  Chairman and President      1997.                               Fund (1991-present), Chairman (1997-2002), Director (1995-2002),
                                                                  Vice Chairman (1995-1997) and Chief Executive Officer
                                                                  (1995-2002), Phoenix Investment Partners, Ltd. Director,
                                                                  Executive Vice President and Chief Investment Officer, The
                                                                  Phoenix Companies, Inc. (2001-2002). Director (1994-2002) and
                                                                  Executive Vice President, Investments (1988-2002), Phoenix Life
                                                                  Insurance Company. Director (1983-2002) and Chairman (1995-2002),
                                                                  Phoenix Investment Counsel, Inc. Director (1984-2002) and
                                                                  President (1990-2000), Phoenix Equity Planning Corporation.
                                                                  Chairman and Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                  (1999-2002). Director, Phoenix Investment Management Company
                                                                  (2001-2002). Director and Executive Vice President, Phoenix Life
                                                                  and Annuity Company (1996-2002). Director and Executive Vice
                                                                  President, PHL Variable Insurance Company (1995-2002). Director,
                                                                  Phoenix National Trust Company (1996-2002). Director and Vice
                                                                  President, PM Holdings, Inc. (1985-2002). Director, PHL
                                                                  Associates, Inc. (1995-2002. Director (1992-present) and
                                                                  President (1992-1994), WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
**James M. Oates (55)         Served since            31          Chairman, IBEX Capital Markets Inc. (financial services)
  IBEX Capital Markets, Inc.  1997.                               (1997-present). Managing Director, Wydown Group (consulting firm)
  60 State Street, Ste. 950                                       (1994-present). Director, Investors Financial Service Corporation
  Boston, MA 02109                                                (1995-present), Investors Bank & Trust Corporation
                                                                  (1995-present), Plymouth Rubber Co. (1995-present), Stifel
                                                                  Financial (1996-present), Connecticut River Bancorp
                                                                  (1998-present), Connecticut River Bank (1998-present), 1Mind,
                                                                  Inc. (1999-present) and 1Mind.com (2000-present). Director and
                                                                  Treasurer Endowment for Health, Inc. (2000-present). Chairman,
                                                                  Emerson Investment Management, Inc. (2000-present). Member, Chief
                                                                  Executives Organization (1996-present). Vice Chairman,
                                                                  Massachusetts Housing Partnership (1998-1999). Director, Blue
                                                                  Cross and Blue Shield of New Hampshire (1994-1999), AIB Govett
                                                                  Funds (1991-2000) and Command Systems, Inc. (1998-2000).
                                                                  Director, Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

* Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. ("Phoenix") and its affiliates.
**Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, IBEX Capital Markets, Inc. and Phoenix and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                    POSITION(S) HELD WITH
    NAME, (AGE), AND                 TRUST AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
         ADDRESS                        TIME SERVED                                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (57)          Executive Vice President           Executive Vice President and Chief Financial Officer
                                 since 1997.                        (1999-present), Senior Vice President and Chief Financial
                                                                    Officer (1995-1999), Phoenix Investment Partners, Ltd. Director
                                                                    (1998-present), Senior Vice President, Finance (1990-present),
                                                                    Chief Financial Officer (1996-present), and Treasurer
                                                                    (1998-present), Phoenix Equity Planning Corporation. Director
                                                                    (1998-present), Senior Vice President (1990-present), Chief
                                                                    Financial Officer (1996-present) and Treasurer (1994- present)
                                                                    Phoenix Investment Counsel, Inc. Senior Vice President and
                                                                    Chief Financial Officer, Duff & Phelps Investment Management
                                                                    Co. (1996-present). Vice President, Phoenix Fund Complex
                                                                    (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (51)            Executive Vice President           President, Private Client Group (1999-present), Executive Vice
                                 since 1998.                        President, Retail Division (1997-1999), Phoenix Investment
                                                                    Partners, Ltd. President, Private Client Group, Phoenix Equity
                                                                    Planning Corporation (2000-present). Executive Vice President,
                                                                    Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Robert A. Driessen (54)        Vice President                     Vice President and Compliance Officer, Phoenix Investment
                                 since 1999.                        Partners, Ltd. (1999-present) and Phoenix Investment Counsel,
                                                                    Inc. (1999-present). Vice President, Phoenix Fund Complex
                                                                    (1999-present). Compliance Officer (2000-present) and Associate
                                                                    Compliance Officer (1999), PXP Securities Corp. Vice President,
                                                                    Risk Management Liaison, Bank of America (1996-1999). Vice
                                                                    President, Securities Compliance, The Prudential Insurance
                                                                    Company of America (1993-1996). Branch Chief/Financial Analyst,
                                                                    Securities and Exchange Commission, Division of Investment
                                                                    Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (49)          Treasurer                          Vice President, Fund Accounting (1994-present) and Treasurer
                                 since 1997.                        (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                                    Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth (43)          Secretary                          Vice President and Insurance and Investment Products Counsel
  One American Row               since 2002.                        (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102                                                Company.
------------------------------------------------------------------------------------------------------------------------------------

1 The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

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

          (This page has been left blank intentionally.)

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISER
Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Core Equity Fund)
55 East Monroe Street
Suite 3600
Chicago, Illinois 60603

Phoenix Investment Counsel, Inc.
(Phoenix-Oakhurst Growth & Income Fund)
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                                   Presorted
                                                                   standard
                                                                 U.S. Postage
                                                                     PAID
                                                                Louisville, KY
                                                                Permit No. 1051

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


(LOGO)

PHOENIX
INVESTMENT PARTNERS, LTD.

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


E-DELIVERY
OF YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

To sign up, go to
the Individual
Investors area at
PhoenixInvestments.com
and log in. Select an
account, then click the
"E-Delivery" button.

PXP 213 (10/02)